UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]
  This Amendment (check only one.):  [ ] is a restatement
                                     [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                    Courage Capital Management, LLC
                         -------------------------------------------------------
Address:                 4400 Harding Road
                         -------------------------------------------------------
                         Nashville, TN  37205-2290
                         -------------------------------------------------------
                         -------------------------------------------------------

Form 13F File Number:  28-10362
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                    Richard Patton
                         -------------------------------------------------------
Title:                   Chief Manager
                         -------------------------------------------------------
Phone:                   615-298-7606
                         -------------------------------------------------------

Signature, Place and Date of Signing:

   /s/ Richard C. Patton                        Nashville, TN         02/11/05
-----------------------------------------      ----------------    -------------
              [Signature]                        [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting anager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                      0
                                            -------------

Form 13F Information Table Entry Total:                54
                                            -------------


Form 13F Information Table Value Total:           785,512
                                            -------------
                                              (thousands)


List of Other Included Managers:

NONE


                                                                              FORM 13F INFORMATION TABLE


          COLUMN 1           COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------   ---------------  -----------  ---------  -------------------  -----------  -----------  -------------------
                                                        VALUE     SHRS OR  SH/  PUT/   INVESTMENT      OTHER       VOTING AUTHORITY
    NAME OF ISSUER        TITLE OF CLASS    CUSIP      (X$1000)   PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE  SHARED1  NONE
    --------------        --------------    -----      --------   -------  ---  ----   ----------    --------    ----  -------  ----
ALLIANCE CAP
  MGMT HLDG LP            UNIT LTD PRTN    01855A101     65255    1553700  SH            SHARED1                          X
ARCH COAL INC             COM              039380100      1915      53900  SH            SHARED1                          X
BANK OF AMERICA CORP      COM              060505104       470      10000  SH            SHARED1                          X
CBRL GROUP INC            COM              12489V106     65717    1570287  SH            SHARED1                          X
CBRL GROUP INC JAN 035
  LT OPTIONS EXP 01/21/06 COM              12489V956     14648     350000  SH    PUT     SHARED1                          X
CLAIRES STORES INC (FLA)  COM              179584107     24079    1133100  SH            SHARED1                          X
CONSOL ENERGY INC         COM              20854P109     34893     850000  SH            SHARED1                          X
CONSOL ENERGY JAN 030
  1/22/05                 COM              20854P909        49       1200  SH   CALL     SHARED1                          X
CONSOL ENERGY JAN 030
  LT OPTION EXP 1/20/07   COM              20854P909       411      10000  SH   CALL     SHARED1                          X
CONSOL ENERGY JAN 030 LT
  OPTION EXP 1/21/06      COM              20854P909      3284      80000  SH   CALL     SHARED1                          X
CONSOL ENERGY JAN 040 LT
  OPTION EXP 1/20/07      COM              20854P909       575      14000  SH   CALL     SHARED1                          X
CORINTHIAN COLLEGES INC   COM              218868107     84310    4473900  SH            SHARED1                          X
CORRECTIONS CORP AMER
  COM NEW                 COM NEW          22025Y407     35879     887005  SH            SHARED1                          X
CORRECTIONS JUN 035 AMEX  COM              22025Y957      5259     130000  SH    PUT     SHARED1                          X
CROWN CASTLE INTL CORP    COM              228227104     11970     719265  SH            SHARED1                          X
EBAY INC                  COM              278642103     15250     131151  SH            SHARED1                          X
ENTERTAINMENT PPTYS TR    COM SH BEN INT   29380T105     13425     301300  SH            SHARED1                          X
FPL GROUP INC             COM              302571104       374       5000  SH            SHARED1                          X
GREEN MOUNTAIN POWER
  CORP                    COM              393154109       288      10000  SH            SHARED1                          X
HASBRO INC                COM              418056107     11182     577000  SH            SHARED1                          X
IAC INTERACTIVECORP       COM              44919P102     14086     510000  SH            SHARED1                          X
ICICI BANK LTD            ADR              45104G104       202      10000  SH            SHARED1                          X
INGRAM MICRO INC-CL A     CL A             457153104      9320     448100  SH            SHARED1                          X
JOHNSON & JOHNSON         COM              478160104      4756      75000  SH            SHARED1                          X
KFX INC                   COM              48245L107     11223     773000  SH            SHARED1                          X
KMART HOLDING
 CORPORATION NEW          COM              498780105      9901     100050  SH            SHARED1                          X
KOREA ELECTRIC POWER      SPONSORED ADR    500631106        13       1000  SH            SHARED1                          X


KRISPY KRME DOUGHNUTS
  INC                     COM              501014104     18144    1440000  SH            SHARED1                          X
LAS VEGAS SANDS CORP      COM              517834107       120       2500  SH            SHARED1                          X
MARSH & MCLENNAN
  COMPANIES INC           COM              571748102      4853     147500  SH            SHARED1                          X
MASSEY ENERGY CORP        COM              576206106     33098     947000  SH            SHARED1                          X
MERCK & CO INC            COM              589331107     33747    1050000  SH            SHARED1                          X
NATIONWIDE HEALTH
  PPTYS INC               COM              638620104       435      18300  SH            SHARED1                          X
NBTY INC                  COM              628782104     43386    1807000  SH            SHARED1                          X
NICOR INC                 COM              654086107       185       5000  SH            SHARED1                          X
NORTEL NETWORKS CORP      COM              656568102     33743    9735500  SH            SHARED1                          X
NORTHWEST AIRLINES JAN
  005 LT OPTIONS EXP
  1/21/06                 COM              667280951      1967     180000  SH    PUT     SHARED1                          X
NRG ENERGY INC            COM  NEW         629377508     19435     539100  SH            SHARED1                          X
PG&E CORP                 COM              69331C108     19214     577300  SH            SHARED1                          X
PIMCO CORPORATE OPP FD    COM              72201B101        71       4000  SH            SHARED1                          X
PPL CORPORATION           COM              69351T106      2545      47752  SH            SHARED1                          X
PRIME GROUP REALTY TRUST  SH BEN INT       74158J103        12       1800  SH            SHARED1                          X
REGIS CORP MINN           COM              758932107     24763     536600  SH            SHARED1                          X
REUTERS GROUP PLC         SPONSORED AD     76132M102       645      15000  SH            SHARED1                          X
SOHU                      COM              83408W103     11866     670000  SH            SHARED1                          X
SINCLAIR BROADCAST
  GROUP INC               PFD CV EXCH D    829226505       870      20000  SH            SHARED1                          X
 S R TELECOM INC NEW      COM  NEW         78464P208      3675    1162400  SH            SHARED1                          X
SYMANTEC CORP             COM              871503108      2576     100000  SH            SHARED1                          X
TALBOTS INC               COM              874161102     27222     999700  SH            SHARED1                          X
TENET HEALTHCARE CORP     COM              88033G100     31923    2907550  SH            SHARED1                          X
TJX COS INC NEW           COM              872540109      7565     301000  SH            SHARED1                          X
VERITAS SOFTWARE CORP     COM              923436109     11297     395700  SH            SHARED1                          X
WAL-MART STORES INC       COM              931142103       792      15000  SH            SHARED1                          X
WASHINGTON GROUP INTL
  INC                     COM              938862208     12630     306200  SH            SHARED1                          X


1. Courage Investments Inc. and Resource Holdings Inc. are general partners of funds managed by the Reporting Manager and the Reporting Manager manages accounts for HFR Asset Management, L.L.C., Dryden Investments BV and The Community Foundation of Middle Tennessee, however, the Reporting Manger has discretion over investment and voting decisions of all such funds and accounts.